Shareholder Report, Holdings (Details)	Dec. 31, 2025
Global Growth Fund - Class 1 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.39%
Global Growth Fund - Class 1 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.85%
Global Growth Fund - Class 1 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.37%
Global Growth Fund - Class 1 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.75%
Global Growth Fund - Class 1 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.72%
Global Growth Fund - Class 1 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.88%
Global Growth Fund - Class 1 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.98%
Global Growth Fund - Class 1 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.06%
Global Growth Fund - Class 1A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.39%
Global Growth Fund - Class 1A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.85%
Global Growth Fund - Class 1A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.37%
Global Growth Fund - Class 1A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.75%
Global Growth Fund - Class 1A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.72%
Global Growth Fund - Class 1A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.88%
Global Growth Fund - Class 1A | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.98%
Global Growth Fund - Class 1A | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.06%
Global Growth Fund - Class 2 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.39%
Global Growth Fund - Class 2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.85%
Global Growth Fund - Class 2 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.37%
Global Growth Fund - Class 2 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.75%
Global Growth Fund - Class 2 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.72%
Global Growth Fund - Class 2 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.88%
Global Growth Fund - Class 2 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.98%
Global Growth Fund - Class 2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.06%
Global Growth Fund - Class 4 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.39%
Global Growth Fund - Class 4 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.85%
Global Growth Fund - Class 4 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.37%
Global Growth Fund - Class 4 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.75%
Global Growth Fund - Class 4 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.72%
Global Growth Fund - Class 4 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.88%
Global Growth Fund - Class 4 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.98%
Global Growth Fund - Class 4 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.06%
Global Small Capitalization Fund - Class 1 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.75%
Global Small Capitalization Fund - Class 1 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.44%
Global Small Capitalization Fund - Class 1 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.52%
Global Small Capitalization Fund - Class 1 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.57%
Global Small Capitalization Fund - Class 1 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
Global Small Capitalization Fund - Class 1 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Global Small Capitalization Fund - Class 1 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Global Small Capitalization Fund - Class 1 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.71%
Global Small Capitalization Fund - Class 1 | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
Global Small Capitalization Fund - Class 1 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.18%
Global Small Capitalization Fund - Class 1A | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.75%
Global Small Capitalization Fund - Class 1A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.44%
Global Small Capitalization Fund - Class 1A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.52%
Global Small Capitalization Fund - Class 1A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.57%
Global Small Capitalization Fund - Class 1A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
Global Small Capitalization Fund - Class 1A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Global Small Capitalization Fund - Class 1A | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Global Small Capitalization Fund - Class 1A | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.71%
Global Small Capitalization Fund - Class 1A | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
Global Small Capitalization Fund - Class 1A | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.18%
Global Small Capitalization Fund - Class 2 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.75%
Global Small Capitalization Fund - Class 2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.44%
Global Small Capitalization Fund - Class 2 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.52%
Global Small Capitalization Fund - Class 2 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.57%
Global Small Capitalization Fund - Class 2 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
Global Small Capitalization Fund - Class 2 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Global Small Capitalization Fund - Class 2 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Global Small Capitalization Fund - Class 2 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.71%
Global Small Capitalization Fund - Class 2 | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
Global Small Capitalization Fund - Class 2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.18%
Global Small Capitalization Fund - Class 4 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.75%
Global Small Capitalization Fund - Class 4 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.44%
Global Small Capitalization Fund - Class 4 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.52%
Global Small Capitalization Fund - Class 4 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.57%
Global Small Capitalization Fund - Class 4 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
Global Small Capitalization Fund - Class 4 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Global Small Capitalization Fund - Class 4 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Global Small Capitalization Fund - Class 4 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.71%
Global Small Capitalization Fund - Class 4 | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
Global Small Capitalization Fund - Class 4 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.18%
Growth Fund - Class 1 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.08%
Growth Fund - Class 1 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.45%
Growth Fund - Class 1 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.03%
Growth Fund - Class 1 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.98%
Growth Fund - Class 1 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Growth Fund - Class 1 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.69%
Growth Fund - Class 1 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.62%
Growth Fund - Class 1 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.66%
Growth Fund - Class 1 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.29%
Growth Fund - Class 1A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.08%
Growth Fund - Class 1A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.45%
Growth Fund - Class 1A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.03%
Growth Fund - Class 1A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.98%
Growth Fund - Class 1A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Growth Fund - Class 1A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.69%
Growth Fund - Class 1A | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.62%
Growth Fund - Class 1A | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.66%
Growth Fund - Class 1A | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.29%
Growth Fund - Class 2 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.08%
Growth Fund - Class 2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.45%
Growth Fund - Class 2 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.03%
Growth Fund - Class 2 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.98%
Growth Fund - Class 2 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Growth Fund - Class 2 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.69%
Growth Fund - Class 2 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.62%
Growth Fund - Class 2 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.66%
Growth Fund - Class 2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.29%
Growth Fund - Class 3 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.08%
Growth Fund - Class 3 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.45%
Growth Fund - Class 3 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.03%
Growth Fund - Class 3 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.98%
Growth Fund - Class 3 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Growth Fund - Class 3 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.69%
Growth Fund - Class 3 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.62%
Growth Fund - Class 3 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.66%
Growth Fund - Class 3 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.29%
Growth Fund - Class 4 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.08%
Growth Fund - Class 4 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.45%
Growth Fund - Class 4 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.03%
Growth Fund - Class 4 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.98%
Growth Fund - Class 4 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Growth Fund - Class 4 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.69%
Growth Fund - Class 4 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.62%
Growth Fund - Class 4 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.66%
Growth Fund - Class 4 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.29%
International Fund - Class 1 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.59%
International Fund - Class 1 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.39%
International Fund - Class 1 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.56%
International Fund - Class 1 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.89%
International Fund - Class 1 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
International Fund - Class 1 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.01%
International Fund - Class 1 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.27%
International Fund - Class 1 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.04%
International Fund - Class 1 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.31%
International Fund - Class 1 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.46%
International Fund - Class 1 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.38%
International Fund - Class 1A | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.59%
International Fund - Class 1A | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.39%
International Fund - Class 1A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.56%
International Fund - Class 1A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.89%
International Fund - Class 1A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
International Fund - Class 1A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.01%
International Fund - Class 1A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.27%
International Fund - Class 1A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.04%
International Fund - Class 1A | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.31%
International Fund - Class 1A | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.46%
International Fund - Class 1A | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.38%
International Fund - Class 2 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.59%
International Fund - Class 2 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.39%
International Fund - Class 2 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.56%
International Fund - Class 2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.89%
International Fund - Class 2 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
International Fund - Class 2 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.01%
International Fund - Class 2 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.27%
International Fund - Class 2 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.04%
International Fund - Class 2 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.31%
International Fund - Class 2 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.46%
International Fund - Class 2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.38%
International Fund - Class 3 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.59%
International Fund - Class 3 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.39%
International Fund - Class 3 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.56%
International Fund - Class 3 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.89%
International Fund - Class 3 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
International Fund - Class 3 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.01%
International Fund - Class 3 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.27%
International Fund - Class 3 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.04%
International Fund - Class 3 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.31%
International Fund - Class 3 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.46%
International Fund - Class 3 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.38%
International Fund - Class 4 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.59%
International Fund - Class 4 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.39%
International Fund - Class 4 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.56%
International Fund - Class 4 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.89%
International Fund - Class 4 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
International Fund - Class 4 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.01%
International Fund - Class 4 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.27%
International Fund - Class 4 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.04%
International Fund - Class 4 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.31%
International Fund - Class 4 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.46%
International Fund - Class 4 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.38%
New World Fund - Class 1 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
New World Fund - Class 1 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.72%
New World Fund - Class 1 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.42%
New World Fund - Class 1 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.63%
New World Fund - Class 1 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.19%
New World Fund - Class 1 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.11%
New World Fund - Class 1 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.67%
New World Fund - Class 1 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.19%
New World Fund - Class 1 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.73%
New World Fund - Class 1 | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.81%
New World Fund - Class 1 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.13%	[1]
New World Fund - Class 1A | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
New World Fund - Class 1A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.72%
New World Fund - Class 1A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.42%
New World Fund - Class 1A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.63%
New World Fund - Class 1A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.19%
New World Fund - Class 1A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.11%
New World Fund - Class 1A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.67%
New World Fund - Class 1A | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.19%
New World Fund - Class 1A | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.73%
New World Fund - Class 1A | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.81%
New World Fund - Class 1A | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.13%	[1]
New World Fund - Class 2 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
New World Fund - Class 2 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.72%
New World Fund - Class 2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.42%
New World Fund - Class 2 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.63%
New World Fund - Class 2 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.19%
New World Fund - Class 2 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.11%
New World Fund - Class 2 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.67%
New World Fund - Class 2 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.19%
New World Fund - Class 2 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.73%
New World Fund - Class 2 | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.81%
New World Fund - Class 2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.13%	[1]
New World Fund - Class 4 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
New World Fund - Class 4 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.72%
New World Fund - Class 4 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.42%
New World Fund - Class 4 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.63%
New World Fund - Class 4 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.19%
New World Fund - Class 4 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.11%
New World Fund - Class 4 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.67%
New World Fund - Class 4 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.19%
New World Fund - Class 4 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.73%
New World Fund - Class 4 | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.81%
New World Fund - Class 4 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.13%	[1]
Washington Mutual Investors Fund - Class 1 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Washington Mutual Investors Fund - Class 1 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.03%
Washington Mutual Investors Fund - Class 1 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.47%
Washington Mutual Investors Fund - Class 1 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.16%
Washington Mutual Investors Fund - Class 1 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.74%
Washington Mutual Investors Fund - Class 1 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.25%
Washington Mutual Investors Fund - Class 1 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.88%
Washington Mutual Investors Fund - Class 1 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.78%
Washington Mutual Investors Fund - Class 1 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.86%
Washington Mutual Investors Fund - Class 1 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.43%
Washington Mutual Investors Fund - Class 1A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Washington Mutual Investors Fund - Class 1A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.03%
Washington Mutual Investors Fund - Class 1A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.47%
Washington Mutual Investors Fund - Class 1A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.16%
Washington Mutual Investors Fund - Class 1A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.74%
Washington Mutual Investors Fund - Class 1A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.25%
Washington Mutual Investors Fund - Class 1A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.88%
Washington Mutual Investors Fund - Class 1A | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.78%
Washington Mutual Investors Fund - Class 1A | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.86%
Washington Mutual Investors Fund - Class 1A | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.43%
Washington Mutual Investors Fund - Class 2 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Washington Mutual Investors Fund - Class 2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.03%
Washington Mutual Investors Fund - Class 2 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.47%
Washington Mutual Investors Fund - Class 2 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.16%
Washington Mutual Investors Fund - Class 2 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.74%
Washington Mutual Investors Fund - Class 2 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.25%
Washington Mutual Investors Fund - Class 2 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.88%
Washington Mutual Investors Fund - Class 2 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.78%
Washington Mutual Investors Fund - Class 2 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.86%
Washington Mutual Investors Fund - Class 2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.43%
Washington Mutual Investors Fund - Class 4 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Washington Mutual Investors Fund - Class 4 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.03%
Washington Mutual Investors Fund - Class 4 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.47%
Washington Mutual Investors Fund - Class 4 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.16%
Washington Mutual Investors Fund - Class 4 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.74%
Washington Mutual Investors Fund - Class 4 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.25%
Washington Mutual Investors Fund - Class 4 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.88%
Washington Mutual Investors Fund - Class 4 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.78%
Washington Mutual Investors Fund - Class 4 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.86%
Washington Mutual Investors Fund - Class 4 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.43%
U.S. Small and Mid Cap Equity Fund - Class 1 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.78%
U.S. Small and Mid Cap Equity Fund - Class 1 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.44%
U.S. Small and Mid Cap Equity Fund - Class 1 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.63%
U.S. Small and Mid Cap Equity Fund - Class 1 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.73%
U.S. Small and Mid Cap Equity Fund - Class 1 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.13%
U.S. Small and Mid Cap Equity Fund - Class 1 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
U.S. Small and Mid Cap Equity Fund - Class 1 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.01%
U.S. Small and Mid Cap Equity Fund - Class 1 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.68%
U.S. Small and Mid Cap Equity Fund - Class 1A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.78%
U.S. Small and Mid Cap Equity Fund - Class 1A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.44%
U.S. Small and Mid Cap Equity Fund - Class 1A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.63%
U.S. Small and Mid Cap Equity Fund - Class 1A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.73%
U.S. Small and Mid Cap Equity Fund - Class 1A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.13%
U.S. Small and Mid Cap Equity Fund - Class 1A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
U.S. Small and Mid Cap Equity Fund - Class 1A | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.01%
U.S. Small and Mid Cap Equity Fund - Class 1A | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.68%
U.S. Small and Mid Cap Equity Fund - Class - 2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.78%
U.S. Small and Mid Cap Equity Fund - Class - 2 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.44%
U.S. Small and Mid Cap Equity Fund - Class - 2 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.63%
U.S. Small and Mid Cap Equity Fund - Class - 2 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.73%
U.S. Small and Mid Cap Equity Fund - Class - 2 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.13%
U.S. Small and Mid Cap Equity Fund - Class - 2 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
U.S. Small and Mid Cap Equity Fund - Class - 2 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.01%
U.S. Small and Mid Cap Equity Fund - Class - 2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.68%
U.S. Small and Mid Cap Equity Fund - Class 4 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.78%
U.S. Small and Mid Cap Equity Fund - Class 4 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.44%
U.S. Small and Mid Cap Equity Fund - Class 4 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.63%
U.S. Small and Mid Cap Equity Fund - Class 4 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.73%
U.S. Small and Mid Cap Equity Fund - Class 4 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.13%
U.S. Small and Mid Cap Equity Fund - Class 4 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
U.S. Small and Mid Cap Equity Fund - Class 4 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.01%
U.S. Small and Mid Cap Equity Fund - Class 4 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.68%
Capital World Growth and Income Fund - Class 1 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.04%
Capital World Growth and Income Fund - Class 1 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.18%
Capital World Growth and Income Fund - Class 1 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.57%
Capital World Growth and Income Fund - Class 1 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.97%
Capital World Growth and Income Fund - Class 1 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.25%
Capital World Growth and Income Fund - Class 1 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.25%
Capital World Growth and Income Fund - Class 1 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.32%
Capital World Growth and Income Fund - Class 1 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.57%
Capital World Growth and Income Fund - Class 1 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Capital World Growth and Income Fund - Class 1 | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.05%
Capital World Growth and Income Fund - Class 1 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Capital World Growth and Income Fund - Class 1A | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.04%
Capital World Growth and Income Fund - Class 1A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.18%
Capital World Growth and Income Fund - Class 1A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.57%
Capital World Growth and Income Fund - Class 1A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.97%
Capital World Growth and Income Fund - Class 1A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.25%
Capital World Growth and Income Fund - Class 1A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.25%
Capital World Growth and Income Fund - Class 1A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.32%
Capital World Growth and Income Fund - Class 1A | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.57%
Capital World Growth and Income Fund - Class 1A | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Capital World Growth and Income Fund - Class 1A | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.05%
Capital World Growth and Income Fund - Class 1A | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Capital World Growth and Income Fund - Class 2 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.04%
Capital World Growth and Income Fund - Class 2 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.18%
Capital World Growth and Income Fund - Class 2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.57%
Capital World Growth and Income Fund - Class 2 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.97%
Capital World Growth and Income Fund - Class 2 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.25%
Capital World Growth and Income Fund - Class 2 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.25%
Capital World Growth and Income Fund - Class 2 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.32%
Capital World Growth and Income Fund - Class 2 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.57%
Capital World Growth and Income Fund - Class 2 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Capital World Growth and Income Fund - Class 2 | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.05%
Capital World Growth and Income Fund - Class 2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Capital World Growth and Income Fund - Class 4 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.04%
Capital World Growth and Income Fund - Class 4 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.18%
Capital World Growth and Income Fund - Class 4 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.57%
Capital World Growth and Income Fund - Class 4 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.97%
Capital World Growth and Income Fund - Class 4 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.25%
Capital World Growth and Income Fund - Class 4 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.25%
Capital World Growth and Income Fund - Class 4 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.32%
Capital World Growth and Income Fund - Class 4 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.57%
Capital World Growth and Income Fund - Class 4 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Capital World Growth and Income Fund - Class 4 | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.05%
Capital World Growth and Income Fund - Class 4 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Growth-Income Fund - Class 1 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.04%
Growth-Income Fund - Class 1 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.99%
Growth-Income Fund - Class 1 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.31%
Growth-Income Fund - Class 1 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.04%
Growth-Income Fund - Class 1 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.55%
Growth-Income Fund - Class 1 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.04%
Growth-Income Fund - Class 1 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.42%
Growth-Income Fund - Class 1 | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
Growth-Income Fund - Class 1 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.61%
Growth-Income Fund - Class - 1A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.04%
Growth-Income Fund - Class - 1A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.99%
Growth-Income Fund - Class - 1A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.31%
Growth-Income Fund - Class - 1A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.04%
Growth-Income Fund - Class - 1A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.55%
Growth-Income Fund - Class - 1A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.04%
Growth-Income Fund - Class - 1A | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.42%
Growth-Income Fund - Class - 1A | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
Growth-Income Fund - Class - 1A | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.61%
Growth-Income - Fund Class - 2 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.04%
Growth-Income - Fund Class - 2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.99%
Growth-Income - Fund Class - 2 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.31%
Growth-Income - Fund Class - 2 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.04%
Growth-Income - Fund Class - 2 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.55%
Growth-Income - Fund Class - 2 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.04%
Growth-Income - Fund Class - 2 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.42%
Growth-Income - Fund Class - 2 | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
Growth-Income - Fund Class - 2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.61%
Growth-Income Fund - Class 3 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.04%
Growth-Income Fund - Class 3 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.99%
Growth-Income Fund - Class 3 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.31%
Growth-Income Fund - Class 3 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.04%
Growth-Income Fund - Class 3 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.55%
Growth-Income Fund - Class 3 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.04%
Growth-Income Fund - Class 3 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.42%
Growth-Income Fund - Class 3 | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
Growth-Income Fund - Class 3 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.61%
Growth-Income Fund - Class 4 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.04%
Growth-Income Fund - Class 4 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.99%
Growth-Income Fund - Class 4 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.31%
Growth-Income Fund - Class 4 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.04%
Growth-Income Fund - Class 4 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.55%
Growth-Income Fund - Class 4 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.04%
Growth-Income Fund - Class 4 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.42%
Growth-Income Fund - Class 4 | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
Growth-Income Fund - Class 4 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.61%
International Growth and Income Fund - Class 1 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.38%
International Growth and Income Fund - Class 1 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.89%
International Growth and Income Fund - Class 1 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.17%
International Growth and Income Fund - Class 1 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.46%
International Growth and Income Fund - Class 1 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.34%
International Growth and Income Fund - Class 1 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.36%
International Growth and Income Fund - Class 1 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.06%
International Growth and Income Fund - Class 1 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.16%
International Growth and Income Fund - Class 1 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
International Growth and Income Fund - Class 1 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.05%
International Growth and Income Fund - Class 1 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.73%
International Growth and Income Fund - Class 1A | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.38%
International Growth and Income Fund - Class 1A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.89%
International Growth and Income Fund - Class 1A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.17%
International Growth and Income Fund - Class 1A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.46%
International Growth and Income Fund - Class 1A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.34%
International Growth and Income Fund - Class 1A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.36%
International Growth and Income Fund - Class 1A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.06%
International Growth and Income Fund - Class 1A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.16%
International Growth and Income Fund - Class 1A | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
International Growth and Income Fund - Class 1A | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.05%
International Growth and Income Fund - Class 1A | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.73%
International Growth and Income Fund - Class 2 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.38%
International Growth and Income Fund - Class 2 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.89%
International Growth and Income Fund - Class 2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.17%
International Growth and Income Fund - Class 2 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.46%
International Growth and Income Fund - Class 2 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.34%
International Growth and Income Fund - Class 2 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.36%
International Growth and Income Fund - Class 2 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.06%
International Growth and Income Fund - Class 2 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.16%
International Growth and Income Fund - Class 2 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
International Growth and Income Fund - Class 2 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.05%
International Growth and Income Fund - Class 2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.73%
International Growth and Income Fund - Class 4 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.38%
International Growth and Income Fund - Class 4 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.89%
International Growth and Income Fund - Class 4 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.17%
International Growth and Income Fund - Class 4 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.46%
International Growth and Income Fund - Class 4 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.34%
International Growth and Income Fund - Class 4 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.36%
International Growth and Income Fund - Class 4 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.06%
International Growth and Income Fund - Class 4 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.16%
International Growth and Income Fund - Class 4 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
International Growth and Income Fund - Class 4 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.05%
International Growth and Income Fund - Class 4 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.73%
Capital Income Builder - Class 1 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.08%
Capital Income Builder - Class 1 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.58%
Capital Income Builder - Class 1 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.92%
Capital Income Builder - Class 1 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.89%
Capital Income Builder - Class 1 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.01%
Capital Income Builder - Class 1 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.67%
Capital Income Builder - Class 1 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.15%
Capital Income Builder - Class 1 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.54%
Capital Income Builder - Class 1 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.31%
Capital Income Builder - Class 1 | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Capital Income Builder - Class 1 | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.29%
Capital Income Builder - Class 1 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.96%	[1]
Capital Income Builder - Class 1A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.08%
Capital Income Builder - Class 1A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.58%
Capital Income Builder - Class 1A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.92%
Capital Income Builder - Class 1A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.89%
Capital Income Builder - Class 1A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.01%
Capital Income Builder - Class 1A | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.67%
Capital Income Builder - Class 1A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.15%
Capital Income Builder - Class 1A | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.54%
Capital Income Builder - Class 1A | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.31%
Capital Income Builder - Class 1A | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Capital Income Builder - Class 1A | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.29%
Capital Income Builder - Class 1A | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.96%	[1]
Capital Income Builder - Class 2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.08%
Capital Income Builder - Class 2 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.58%
Capital Income Builder - Class 2 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.92%
Capital Income Builder - Class 2 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.89%
Capital Income Builder - Class 2 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.01%
Capital Income Builder - Class 2 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.67%
Capital Income Builder - Class 2 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.15%
Capital Income Builder - Class 2 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.54%
Capital Income Builder - Class 2 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.31%
Capital Income Builder - Class 2 | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Capital Income Builder - Class 2 | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.29%
Capital Income Builder - Class 2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.96%	[1]
Capital Income Builder - Class 4 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.08%
Capital Income Builder - Class 4 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.58%
Capital Income Builder - Class 4 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.92%
Capital Income Builder - Class 4 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.89%
Capital Income Builder - Class 4 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.01%
Capital Income Builder - Class 4 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.67%
Capital Income Builder - Class 4 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.15%
Capital Income Builder - Class 4 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.54%
Capital Income Builder - Class 4 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.31%
Capital Income Builder - Class 4 | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Capital Income Builder - Class 4 | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.29%
Capital Income Builder - Class 4 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.96%	[1]
Asset Allocation Fund - Class 1 | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.06%
Asset Allocation Fund - Class 1 | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.03%
Asset Allocation Fund - Class 1 | Corporate bonds & notes of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.12%
Asset Allocation Fund - Class 1 | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.23%
Asset Allocation Fund - Class 1 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.21%
Asset Allocation Fund - Class 1 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.22%
Asset Allocation Fund - Class 1 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.22%
Asset Allocation Fund - Class 1 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.24%
Asset Allocation Fund - Class 1 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.91%
Asset Allocation Fund - Class 1 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.44%	[1]
Asset Allocation Fund - Class 1 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.32%
Asset Allocation Fund - Class 1A | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.06%
Asset Allocation Fund - Class 1A | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.03%
Asset Allocation Fund - Class 1A | Corporate bonds & notes of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.12%
Asset Allocation Fund - Class 1A | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.23%
Asset Allocation Fund - Class 1A | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.21%
Asset Allocation Fund - Class 1A | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.22%
Asset Allocation Fund - Class 1A | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.22%
Asset Allocation Fund - Class 1A | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.24%
Asset Allocation Fund - Class 1A | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.91%
Asset Allocation Fund - Class 1A | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.44%	[1]
Asset Allocation Fund - Class 1A | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.32%
Asset Allocation Fund - Class 2 | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.06%
Asset Allocation Fund - Class 2 | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.03%
Asset Allocation Fund - Class 2 | Corporate bonds & notes of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.12%
Asset Allocation Fund - Class 2 | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.23%
Asset Allocation Fund - Class 2 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.21%
Asset Allocation Fund - Class 2 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.22%
Asset Allocation Fund - Class 2 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.22%
Asset Allocation Fund - Class 2 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.24%
Asset Allocation Fund - Class 2 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.91%
Asset Allocation Fund - Class 2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.44%	[1]
Asset Allocation Fund - Class 2 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.32%
Asset Allocation Fund - Class 3 | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.06%
Asset Allocation Fund - Class 3 | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.03%
Asset Allocation Fund - Class 3 | Corporate bonds & notes of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.12%
Asset Allocation Fund - Class 3 | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.23%
Asset Allocation Fund - Class 3 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.21%
Asset Allocation Fund - Class 3 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.22%
Asset Allocation Fund - Class 3 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.22%
Asset Allocation Fund - Class 3 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.24%
Asset Allocation Fund - Class 3 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.91%
Asset Allocation Fund - Class 3 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.44%	[1]
Asset Allocation Fund - Class 3 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.32%
Asset Allocation Fund - Class 4 | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.06%
Asset Allocation Fund - Class 4 | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.03%
Asset Allocation Fund - Class 4 | Corporate bonds & notes of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.12%
Asset Allocation Fund - Class 4 | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.23%
Asset Allocation Fund - Class 4 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.21%
Asset Allocation Fund - Class 4 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.22%
Asset Allocation Fund - Class 4 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.22%
Asset Allocation Fund - Class 4 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.24%
Asset Allocation Fund - Class 4 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.91%
Asset Allocation Fund - Class 4 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.44%	[1]
Asset Allocation Fund - Class 4 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.32%
American Funds Global Balanced Fund - Class 1 | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.94%
American Funds Global Balanced Fund - Class 1 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
American Funds Global Balanced Fund - Class 1 | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.26%
American Funds Global Balanced Fund - Class 1 | Corporate bonds & notes of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.79%
American Funds Global Balanced Fund - Class 1 | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
American Funds Global Balanced Fund - Class 1 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.00%
American Funds Global Balanced Fund - Class 1 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.65%
American Funds Global Balanced Fund - Class 1 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.43%
American Funds Global Balanced Fund - Class 1 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.53%
American Funds Global Balanced Fund - Class 1 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.54%
American Funds Global Balanced Fund - Class 1 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.03%	[1]
American Funds Global Balanced Fund - Class 1 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.73%
American Funds Global Balanced Fund - Class 1A | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.94%
American Funds Global Balanced Fund - Class 1A | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
American Funds Global Balanced Fund - Class 1A | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.26%
American Funds Global Balanced Fund - Class 1A | Corporate bonds & notes of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.79%
American Funds Global Balanced Fund - Class 1A | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
American Funds Global Balanced Fund - Class 1A | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.00%
American Funds Global Balanced Fund - Class 1A | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.65%
American Funds Global Balanced Fund - Class 1A | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.43%
American Funds Global Balanced Fund - Class 1A | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.53%
American Funds Global Balanced Fund - Class 1A | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.54%
American Funds Global Balanced Fund - Class 1A | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.03%	[1]
American Funds Global Balanced Fund - Class 1A | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.73%
American Funds Global Balanced Fund - Class 2 | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.94%
American Funds Global Balanced Fund - Class 2 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
American Funds Global Balanced Fund - Class 2 | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.26%
American Funds Global Balanced Fund - Class 2 | Corporate bonds & notes of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.79%
American Funds Global Balanced Fund - Class 2 | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
American Funds Global Balanced Fund - Class 2 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.00%
American Funds Global Balanced Fund - Class 2 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.65%
American Funds Global Balanced Fund - Class 2 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.43%
American Funds Global Balanced Fund - Class 2 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.53%
American Funds Global Balanced Fund - Class 2 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.54%
American Funds Global Balanced Fund - Class 2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.03%	[1]
American Funds Global Balanced Fund - Class 2 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.73%
American Funds Global Balanced Fund - Class 4 | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.94%
American Funds Global Balanced Fund - Class 4 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
American Funds Global Balanced Fund - Class 4 | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.26%
American Funds Global Balanced Fund - Class 4 | Corporate bonds & notes of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.79%
American Funds Global Balanced Fund - Class 4 | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
American Funds Global Balanced Fund - Class 4 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.00%
American Funds Global Balanced Fund - Class 4 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.65%
American Funds Global Balanced Fund - Class 4 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.43%
American Funds Global Balanced Fund - Class 4 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.53%
American Funds Global Balanced Fund - Class 4 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.54%
American Funds Global Balanced Fund - Class 4 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.03%	[1]
American Funds Global Balanced Fund - Class 4 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.73%
The Bond Fund of America Class 1 | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%
The Bond Fund of America Class 1 | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%
The Bond Fund of America Class 1 | Corporate bonds & notes of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.61%
The Bond Fund of America Class 1 | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.16%
The Bond Fund of America Class 1 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
The Bond Fund of America Class 1 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.02%
The Bond Fund of America Class 1 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.98%
The Bond Fund of America Class 1 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.39%
The Bond Fund of America Class 1 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.99%	[1]
The Bond Fund of America Class 1 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.78%
The Bond Fund of America Class 1A | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%
The Bond Fund of America Class 1A | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%
The Bond Fund of America Class 1A | Corporate bonds & notes of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.61%
The Bond Fund of America Class 1A | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.16%
The Bond Fund of America Class 1A | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
The Bond Fund of America Class 1A | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.02%
The Bond Fund of America Class 1A | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.98%
The Bond Fund of America Class 1A | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.39%
The Bond Fund of America Class 1A | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.99%	[1]
The Bond Fund of America Class 1A | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.78%
The Bond Fund of America - Class 2 | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%
The Bond Fund of America - Class 2 | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%
The Bond Fund of America - Class 2 | Corporate bonds & notes of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.61%
The Bond Fund of America - Class 2 | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.16%
The Bond Fund of America - Class 2 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
The Bond Fund of America - Class 2 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.02%
The Bond Fund of America - Class 2 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.98%
The Bond Fund of America - Class 2 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.39%
The Bond Fund of America - Class 2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.99%	[1]
The Bond Fund of America - Class 2 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.78%
The Bond Fund of America - Class 4 | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%
The Bond Fund of America - Class 4 | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%
The Bond Fund of America - Class 4 | Corporate bonds & notes of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.61%
The Bond Fund of America - Class 4 | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.16%
The Bond Fund of America - Class 4 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
The Bond Fund of America - Class 4 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.02%
The Bond Fund of America - Class 4 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.98%
The Bond Fund of America - Class 4 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.39%
The Bond Fund of America - Class 4 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.99%	[1]
The Bond Fund of America - Class 4 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.78%
Capital World Bond Fund - Class 1 | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.53%
Capital World Bond Fund - Class 1 | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.54%
Capital World Bond Fund - Class 1 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
Capital World Bond Fund - Class 1 | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.09%
Capital World Bond Fund - Class 1 | Corporate bonds & notes of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.02%
Capital World Bond Fund - Class 1 | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.14%
Capital World Bond Fund - Class 1 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
Capital World Bond Fund - Class 1 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
Capital World Bond Fund - Class 1 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.82%
Capital World Bond Fund - Class 1 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.85%
Capital World Bond Fund - Class 1 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.63%
Capital World Bond Fund - Class 1 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.52%	[1]
Capital World Bond Fund - Class 1 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.85%
Capital World Bond Fund - Class 1A | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.53%
Capital World Bond Fund - Class 1A | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.54%
Capital World Bond Fund - Class 1A | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
Capital World Bond Fund - Class 1A | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.09%
Capital World Bond Fund - Class 1A | Corporate bonds & notes of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.02%
Capital World Bond Fund - Class 1A | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.14%
Capital World Bond Fund - Class 1A | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
Capital World Bond Fund - Class 1A | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
Capital World Bond Fund - Class 1A | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.82%
Capital World Bond Fund - Class 1A | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.85%
Capital World Bond Fund - Class 1A | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.63%
Capital World Bond Fund - Class 1A | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.52%	[1]
Capital World Bond Fund - Class 1A | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.85%
Capital World Bond Fund - Class 2 | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.53%
Capital World Bond Fund - Class 2 | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.54%
Capital World Bond Fund - Class 2 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
Capital World Bond Fund - Class 2 | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.09%
Capital World Bond Fund - Class 2 | Corporate bonds & notes of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.02%
Capital World Bond Fund - Class 2 | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.14%
Capital World Bond Fund - Class 2 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
Capital World Bond Fund - Class 2 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
Capital World Bond Fund - Class 2 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.82%
Capital World Bond Fund - Class 2 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.85%
Capital World Bond Fund - Class 2 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.63%
Capital World Bond Fund - Class 2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.52%	[1]
Capital World Bond Fund - Class 2 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.85%
Capital World Bond Fund - Class 4 | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.53%
Capital World Bond Fund - Class 4 | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.54%
Capital World Bond Fund - Class 4 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
Capital World Bond Fund - Class 4 | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.09%
Capital World Bond Fund - Class 4 | Corporate bonds & notes of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.02%
Capital World Bond Fund - Class 4 | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.14%
Capital World Bond Fund - Class 4 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
Capital World Bond Fund - Class 4 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
Capital World Bond Fund - Class 4 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.82%
Capital World Bond Fund - Class 4 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.85%
Capital World Bond Fund - Class 4 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.63%
Capital World Bond Fund - Class 4 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.52%	[1]
Capital World Bond Fund - Class 4 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.85%
American High-Income Trust - Class 1 | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	73.97%
American High-Income Trust - Class 1 | Corporate bonds & notes of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
American High-Income Trust - Class 1 | Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.92%
American High-Income Trust - Class 1 | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
American High-Income Trust - Class 1 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.33%
American High-Income Trust - Class 1 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
American High-Income Trust - Class 1 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.78%	[1]
American High-Income Trust - Class 1A | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	73.97%
American High-Income Trust - Class 1A | Corporate bonds & notes of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
American High-Income Trust - Class 1A | Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.92%
American High-Income Trust - Class 1A | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
American High-Income Trust - Class 1A | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.33%
American High-Income Trust - Class 1A | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
American High-Income Trust - Class 1A | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.78%	[1]
American High-Income Trust - Class 2 | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	73.97%
American High-Income Trust - Class 2 | Corporate bonds & notes of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
American High-Income Trust - Class 2 | Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.92%
American High-Income Trust - Class 2 | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
American High-Income Trust - Class 2 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.33%
American High-Income Trust - Class 2 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
American High-Income Trust - Class 2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.78%	[1]
American High-Income Trust - Class 3 | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	73.97%
American High-Income Trust - Class 3 | Corporate bonds & notes of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
American High-Income Trust - Class 3 | Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.92%
American High-Income Trust - Class 3 | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
American High-Income Trust - Class 3 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.33%
American High-Income Trust - Class 3 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
American High-Income Trust - Class 3 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.78%	[1]
American High-Income Trust - Class -4 | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	73.97%
American High-Income Trust - Class -4 | Corporate bonds & notes of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
American High-Income Trust - Class -4 | Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.92%
American High-Income Trust - Class -4 | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
American High-Income Trust - Class -4 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.33%
American High-Income Trust - Class -4 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
American High-Income Trust - Class -4 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.78%	[1]
American Funds Mortgage Fund - Class 1 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	79.28%
American Funds Mortgage Fund - Class 1 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.22%
American Funds Mortgage Fund - Class 1 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.03%
American Funds Mortgage Fund - Class 1 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.47%	[1]
American Funds Mortgage Fund - Class 1A | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	79.28%
American Funds Mortgage Fund - Class 1A | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.22%
American Funds Mortgage Fund - Class 1A | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.03%
American Funds Mortgage Fund - Class 1A | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.47%	[1]
American Funds Mortgage Fund - Class 2 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	79.28%
American Funds Mortgage Fund - Class 2 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.22%
American Funds Mortgage Fund - Class 2 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.03%
American Funds Mortgage Fund - Class 2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.47%	[1]
American Funds Mortgage Fund - Class 4 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	79.28%
American Funds Mortgage Fund - Class 4 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.22%
American Funds Mortgage Fund - Class 4 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.03%
American Funds Mortgage Fund - Class 4 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.47%	[1]
Ultra-Short Bond Fund - Class 1
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Ultra-Short Bond Fund - Class 1 | Commercial paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.55%
Ultra-Short Bond Fund - Class 1 | Federal agency bills & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.81%
Ultra-Short Bond Fund - Class 1 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Ultra-Short Bond Fund - Class 1 | U.S. Treasury bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.44%
Ultra-Short Bond Fund - Class 1 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
Ultra-Short Bond Fund - Class 1A
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Ultra-Short Bond Fund - Class 1A | Commercial paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.55%
Ultra-Short Bond Fund - Class 1A | Federal agency bills & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.81%
Ultra-Short Bond Fund - Class 1A | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Ultra-Short Bond Fund - Class 1A | U.S. Treasury bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.44%
Ultra-Short Bond Fund - Class 1A | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
Ultra-Short Bond Fund - Class 2
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Ultra-Short Bond Fund - Class 2 | Commercial paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.55%
Ultra-Short Bond Fund - Class 2 | Federal agency bills & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.81%
Ultra-Short Bond Fund - Class 2 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Ultra-Short Bond Fund - Class 2 | U.S. Treasury bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.44%
Ultra-Short Bond Fund - Class 2 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
Ultra-Short Bond Fund - Class 3
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Ultra-Short Bond Fund - Class 3 | Commercial paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.55%
Ultra-Short Bond Fund - Class 3 | Federal agency bills & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.81%
Ultra-Short Bond Fund - Class 3 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Ultra-Short Bond Fund - Class 3 | U.S. Treasury bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.44%
Ultra-Short Bond Fund - Class 3 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
Ultra-Short Bond Fund - Class 4
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Ultra-Short Bond Fund - Class 4 | Commercial paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.55%
Ultra-Short Bond Fund - Class 4 | Federal agency bills & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.81%
Ultra-Short Bond Fund - Class 4 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Ultra-Short Bond Fund - Class 4 | U.S. Treasury bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.44%
Ultra-Short Bond Fund - Class 4 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
U.S. Government Securities Fund - Class 1 | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
U.S. Government Securities Fund - Class 1 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
U.S. Government Securities Fund - Class 1 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.50%
U.S. Government Securities Fund - Class 1 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.76%
U.S. Government Securities Fund - Class 1 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.13%	[1]
U.S. Government Securities Fund - Class 1A | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
U.S. Government Securities Fund - Class 1A | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
U.S. Government Securities Fund - Class 1A | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.50%
U.S. Government Securities Fund - Class 1A | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.76%
U.S. Government Securities Fund - Class 1A | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.13%	[1]
U.S. Government Securities Fund - Class 2 | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
U.S. Government Securities Fund - Class 2 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
U.S. Government Securities Fund - Class 2 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.50%
U.S. Government Securities Fund - Class 2 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.76%
U.S. Government Securities Fund - Class 2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.13%	[1]
U.S. Government Securities Fund - Class 3 | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
U.S. Government Securities Fund - Class 3 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
U.S. Government Securities Fund - Class 3 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.50%
U.S. Government Securities Fund - Class 3 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.76%
U.S. Government Securities Fund - Class 3 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.13%	[1]
U.S. Government Securities Fund - Class 4 | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
U.S. Government Securities Fund - Class 4 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
U.S. Government Securities Fund - Class 4 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.50%
U.S. Government Securities Fund - Class 4 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.76%
U.S. Government Securities Fund - Class 4 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.13%	[1]
Managed Risk Growth Fund - Class P1 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.27%
Managed Risk Growth Fund - Class P1 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.72%	[1]
Managed Risk Growth Fund - Class P1 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.99%
Managed Risk Growth Fund - Class P1 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.02%
Managed Risk Growth Fund - Class P2 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.27%
Managed Risk Growth Fund - Class P2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.72%	[1]
Managed Risk Growth Fund - Class P2 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.99%
Managed Risk Growth Fund - Class P2 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.02%
Managed Risk International Fund - Class P1 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.23%
Managed Risk International Fund - Class P1 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.78%	[1]
Managed Risk International Fund - Class P1 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.00%
Managed Risk International Fund - Class P1 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.99%
Managed Risk International Fund - Class P2 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.23%
Managed Risk International Fund - Class P2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.78%	[1]
Managed Risk International Fund - Class P2 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.00%
Managed Risk International Fund - Class P2 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.99%
Managed Risk Washington Mutual Investors Fund - Class P1 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Managed Risk Washington Mutual Investors Fund - Class P1 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.73%	[1]
Managed Risk Washington Mutual Investors Fund - Class P1 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.01%
Managed Risk Washington Mutual Investors Fund - Class P1 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.06%
Managed Risk Washington Mutual Investors Fund - Class P2 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Managed Risk Washington Mutual Investors Fund - Class P2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.73%	[1]
Managed Risk Washington Mutual Investors Fund - Class P2 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.01%
Managed Risk Washington Mutual Investors Fund - Class P2 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.06%
Managed Risk Growth-Income Fund - Class P1 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.34%
Managed Risk Growth-Income Fund - Class P1 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[1]
Managed Risk Growth-Income Fund - Class P1 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.99%
Managed Risk Growth-Income Fund - Class P1 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	79.67%
Managed Risk Growth-Income Fund - Class P2 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.34%
Managed Risk Growth-Income Fund - Class P2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[1]
Managed Risk Growth-Income Fund - Class P2 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.99%
Managed Risk Growth-Income Fund - Class P2 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	79.67%
Managed Risk Asset Allocation Fund - Class P1 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.08%
Managed Risk Asset Allocation Fund - Class P1 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.72%	[1]
Managed Risk Asset Allocation Fund - Class P1 | Asset allocation funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.20%
Managed Risk Asset Allocation Fund - Class P2 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.08%
Managed Risk Asset Allocation Fund - Class P2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.72%	[1]
Managed Risk Asset Allocation Fund - Class P2 | Asset allocation funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.20%

[1]	Includes derivatives.
[2]	Less than 0.01%.